Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Inventory	$ 266.7	$ 202.6
Net operating loss carryover	459.3	452.4
Tax credit carryover	121.2	100.5
Capital loss carryover	123.7	7.4
Product liability and litigation	23.7	25.9
Accrued liabilities	94.2	54.8
Share-based compensation	41.2	42.2
Accounts receivable	28.8	31.2
Foreign currency items	28.7
Research and development	93.0	129.9
Investment in partnerships	52.6
Lease liability	55.3	58.1
Other	1.6	9.4
Total deferred tax assets	1,390.0	1,114.4
Less: Valuation allowances	(573.0)	(449.4)
Total deferred tax assets after valuation allowances	817.0	665.0
Deferred tax liabilities:
Fixed assets	153.0	118.2
Intangible assets	534.6	437.0
Foreign currency items		40.8
Lease asset	49.1	51.4
Defined benefit plans	49.1	33.5
Other	13.4	16.5
Total deferred tax liabilities	799.2	697.4
Total net deferred income taxes	$ 17.8
Total net deferred income taxes		$ (32.4)